Document and Entity Information	Aug. 03, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001598665
Document Type	8-K
Document Period End Date	Aug. 03, 2020
Entity Registrant Name	HERITAGE INSURANCE HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36462
Entity Tax Identification Number	45-5338504
Entity Address, Address Line One	2600 McCormick Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33759
City Area Code	(727)
Local Phone Number	362-7202
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	HRTG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false